Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operations
Net income (loss)	$ 838	$ (195)	$ 765	$ (1,929)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Amortization of deferred financing costs	122	80	168	158
Provision for loan losses	208	259	588	1,805
Change in loan origination fees, net	448	488	99	87
Depreciation and amortization	24	29	53	85
Impairment and loss on foreclosed assets		10	10	354
Gain on foreclosed assets			(67)	(52)
Gain on sale of foreclosed assets	(101)	(101)	(166)	(160)
Loss on foreclosed assets			47	54
Loss on sale of foreclosed assets		69	92	102
Gain on extinguishment of debt		(10)	(371)	(361)
Net change in operating assets and liabilities:
Other assets	(181)	(80)	(133)	(831)
Accrued interest receivable	27	230	3	430
Customer interest escrow	493	(89)	(262)	(217)
Accrued interest payable	668	544	716	1,422
Accounts payable and accrued expenses	96	152	7	(177)
Net cash provided by operating activities	2,642	1,386	1,549	770
Cash flows from investing activities
Loan originations and principal collections, net	(6,781)	(149)	(2,016)	3,814
Investment in foreclosed assets	(153)	(439)	(818)	(1,410)
Additions for construction in real estate investments	(1,159)	(59)	(670)	(41)
Deposits for construction in real estate investments	185		200
Proceeds from the sale of real estate investments	1,017
Proceeds from the sale of foreclosed assets	1,096	2,119	3,418	3,697
Net cash (used in) provided by investing activities	(5,795)	1,472	114	6,060
Cash flows from financing activities
Contributions from preferred B equity holders	140	60	90	160
Contributions from preferred C equity holders	200	800	1,000	300
Distributions to redeemable preferred equity holders			(101)	(49)
Distributions to preferred equity holders	(61)	(41)
Distributions to common equity holders	(223)		(241)	(217)
Proceeds from secured notes payable	6,493	5,018	9,319	12,927
Repayments of secured notes payable	(4,280)	(7,183)	(12,420)	(18,379)
Proceeds from unsecured notes payable	2,253	5,398	9,088	10,103
Redemptions/repayments of unsecured notes payable	(3,840)	(5,830)	(9,655)	(9,018)
Proceeds from PPP Loan and EIDL Advance		361	361	371
Deferred financing costs paid	(138)	(72)	(118)	(162)
Net cash provided by (used in) financing activities	544	(1,489)	(2,677)	(3,964)
Net (decrease) increase in cash and cash equivalents	(2,609)	1,369	(1,014)	2,866
Cash and cash equivalents
Beginning of period	3,735	4,749	4,749	1,883
End of period	1,126	6,118	3,735	4,749
Supplemental disclosure of cash flow information
Cash paid for interest	2,181	3,117	5,814	5,501
Non-cash investing and financing activities
Earned by Series B preferred equity holders but not distributed to customer interest escrow	46		43	106
Earned by Series B preferred equity holders and distributed to customer interest escrow	87	106	231	83
Foreclosure of assets transferred from loans receivable, net		274	791	2,118
Earned but not paid distributions of Series C preferred equity holders	248	250	503	372
Secured transferred to unsecured notes payable	159	315	158	1,424
Accrued interest payable transferred to unsecured notes payable	351	975	1,410	797
Construction loans funded through the reduction of Secured LOC from affiliates			141
Transfer of loan receivables to real estate investments				1,140
PPP forgiveness in reduction of debt			$ 371	$ 361
Foreclosure of assets transferred to loans receivable, net	1,017
EIDL advance forgiveness in reduction of debt		$ 10